PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property Subject to or Available for Operating Lease, Net	$ 11,837,660	$ 6,150,173
Depreciation	$ 945,528	$ 725,365